Note 22 - Interest-bearing Loans and Borrowings - Reconciliation of Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018 [1]
Statement Line Items [Line Items]
Balance, current	R$ 653.1	R$ 1,941.1	R$ 1,699.3
Balance, non-current	2,409.7	R$ 2,162.4	R$ 2,831.2
Proceeds, current	782.8
Proceeds, non-current	163.3
Payments, current	(2,344.5)
Payments, non-current	(8.2)
Foreign exchange, current	28.6
Foreign exchange, non-current	12.8
Transfer between current and non-current, current	612.3
Transfer between current and non-current, non-current	(612.3)
New lease agreements, current	92.4
New lease agreements, non-current	806.5
Interest of lease, current	152.5
Payment of lease liabilities, current	(537.2)
Other movements, current	(74.9)
Other movements, non-current	R$ (114.8)

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).